ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Narrative) (Details) - CAD ($)	1 Months Ended
	Oct. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Disclosure of trade and other payables [abstract]
Aggregate proceeds from flow-through share private placements			$ 4,210,000
Additional Part XII.6 tax	$ 22,482	$ 59,693
Part XII.6 tax payable				$ 10,825	$ 93,000
Indemnification obligation				397,382	$ 427,000
Provision for liability				$ 408,207